Results of Midatech Pharma (Espa?a) SL (Tables)	12 Months Ended
Dec. 31, 2022
Results Of Midatech Pharma Espaa Sl
Schedule Of Unaudited Results Explanatory

Year ended 31 December 2020 £’000
Grant revenue	163
Total revenue	163
Research and development costs	(2,820)
Administrative costs	(1,146)
Loss from operations	(3,803)
Finance expense	(11)
Loss before tax	(3,814)
Taxation	(21)
Loss from operations after tax	(3,835)